Cash and Cash Equivalents and Pledged Deposits - Summary of Cash and Cash Equivalents and Pledged Deposits (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Cash and Cash Equivalents and Pledged Deposits [Line Items]
Cash and bank balances	$ 506,073,000	$ 159,179,000
Less: Pledged short-term deposits	(384,000)	(256,000)
Time deposits	(50,000,000)	(75,559,000)
Cash and cash equivalents	455,689,000	83,364,000	$ 210,166,000	$ 2,115,000
Denominated in USD
Disclosure of Cash and Cash Equivalents and Pledged Deposits [Line Items]
Cash and cash equivalents	451,165,000	69,846,000
Denominated in RMB
Disclosure of Cash and Cash Equivalents and Pledged Deposits [Line Items]
Cash and bank balances	4,335,000	13,180,000
Cash and cash equivalents	4,335,000	13,180,000
Denominated in EUR
Disclosure of Cash and Cash Equivalents and Pledged Deposits [Line Items]
Cash and cash equivalents	$ 189,000	$ 338,000